Schedule of Investments (unaudited) July 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.6%
Ambev SA	306,461	$884,301
Ambev SA, ADR	29,167	82,251
Auren Energia SA	88,679	243,203
Cia Brasileira de Distribuicao	23,014	72,546
Cia Brasileira de Distribuicao, ADR	9,810	30,215
Cia de Saneamento de Minas Gerais-COPASA	132,787	307,965
Cia Energetica de Minas Gerais, ADR	45,507	101,026
Cogna Educacao(a)	739,515	323,013
CPFL Energia SA	25,357	160,941
CSN Mineracao SA	136,539	92,361
Fleury SA	106,382	332,463
Iochpe Maxion SA	43,153	130,691
JBS SA	13,887	85,725
Light SA	193,187	199,755
Marfrig Global Foods SA	105,854	270,051
Neoenergia SA	40,840	116,898
Petroleo Brasileiro SA, ADR	25,179	330,600
Sao Martinho SA	20,861	141,234
Ultrapar Participacoes SA	55,417	135,916
Vale SA	46,681	629,288
Via SA(a)	485,185	225,053

		4,895,496

China — 29.8%
3SBio, Inc.(b)	677,000	450,629
Agricultural Bank of China Ltd., Class H	492,000	162,272
Alibaba Group Holding Ltd.(a)	301,520	3,390,131
Aluminum Corp. of China Ltd., Class H	144,000	52,740
Angang Steel Co. Ltd., Class H	1,038,000	344,009
Anta Sports Products Ltd.	30,600	336,932
Autohome, Inc., ADR	1,514	54,035
Avary Holding Shenzhen Co. Ltd., Class A	47,200	215,318
BAIC Motor Corp. Ltd., Class H(b)	851,000	229,010
Baidu, Inc., Class A(a)	53,892	931,491
Bank of China Ltd., Class H	1,707,000	606,984
Bank of Communications Co. Ltd., Class H	226,000	134,518
Bank of Hangzhou Co. Ltd., Class A	85,400	181,081
BeiGene Ltd., ADR(a)	721	121,186
Beijing Easpring Material Technology Co. Ltd., Class A	11,400	162,294
Beijing Enterprises Holdings Ltd.	78,000	249,988
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	8,200	164,379
Bloomage Biotechnology Corp. Ltd., Class A	3,777	89,302
BYD Co. Ltd., Class A	21,700	1,034,988
BYD Co. Ltd., Class H	41,500	1,518,318
CGN Power Co. Ltd., Class H(b)	204,000	47,039
China Construction Bank Corp., Class H	1,853,000	1,183,345
China Hongqiao Group Ltd.	196,000	204,247
China International Capital Corp. Ltd., Class A	87,200	549,266
China Mengniu Dairy Co. Ltd.	25,000	116,150
China Merchants Bank Co. Ltd., Class H	175,000	945,577
China Minsheng Banking Corp. Ltd., Class H	121,000	39,464
China Overseas Land & Investment Ltd.	74,500	205,875
China Pacific Insurance Group Co. Ltd., Class H	49,000	104,665
China Petroleum & Chemical Corp., Class H	958,000	451,655
China Railway Group Ltd., Class H	263,000	156,562
China Resources Land Ltd.	38,000	158,699
China Resources Pharmaceutical Group Ltd.(b)	804,500	482,489
China State Construction Engineering Corp. Ltd., Class A	48,500	36,210
China Yongda Automobiles Services Holdings Ltd.	404,500	348,788

Security	Shares	Value

China (continued)
CITIC Ltd.	233,000	$252,009
Country Garden Holdings Co. Ltd.	959,000	370,864
CSPC Pharmaceutical Group Ltd.	422,720	462,859
Daqo New Energy Corp., ADR(a)	666	43,090
Do-Fluoride New Materials Co. Ltd., Class A	27,700	200,056
ENN Energy Holdings Ltd.	27,100	442,071
Eve Energy Co. Ltd., Class A	37,000	518,750
Fuyao Glass Industry Group Co. Ltd., Class H(b)	32,400	157,171
Geely Automobile Holdings Ltd.	118,000	233,981
Great Wall Motor Co. Ltd., Class H	193,000	305,966
H World Group Ltd., ADR	1,926	73,862
Haier Smart Home Co. Ltd., Class H	35,800	114,578
Industrial & Commercial Bank of China Ltd., Class H	1,102,000	582,614
Industrial Bank Co. Ltd., Class A	24,500	64,586
JD.com, Inc., Class A	37,460	1,117,527
Jiangsu King’s Luck Brewery JSC Ltd., Class A	32,700	212,175
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	13,400	328,245
KE Holdings, Inc., ADR(a)	7,112	100,350
Kuaishou Technology(a)(b)	39,400	396,145
Kunlun Energy Co. Ltd.	134,000	98,646
Kweichow Moutai Co. Ltd., Class A	4,727	1,329,037
Lenovo Group Ltd.	256,000	248,267
Li Auto, Inc., ADR(a)	9,218	302,719
Longfor Group Holdings Ltd.(b)	55,000	183,775
Lufax Holding Ltd., ADR	24,647	112,883
Luzhou Laojiao Co. Ltd., Class A	13,000	428,287
Meituan, Class B(a)(b)	64,200	1,440,221
NAURA Technology Group Co. Ltd., Class A	2,800	105,566
NetEase, Inc.	43,470	813,183
New Oriental Education & Technology Group, Inc.(a)	29,400	80,596
NIO, Inc., ADR(a)	23,502	463,694
Nongfu Spring Co. Ltd., Class H(b)	30,400	182,193
PetroChina Co. Ltd., Class A	1,223,000	946,012
PetroChina Co. Ltd., Class H	848,000	395,982
PICC Property & Casualty Co. Ltd., Class H	100,000	102,649
Pinduoduo, Inc., ADR(a)	8,448	414,036
Ping An Insurance Group Co. of China Ltd., Class H	259,500	1,525,092
Postal Savings Bank of China Co. Ltd., Class H(b)	121,000	80,057
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
Sangfor Technologies, Inc., Class A	9,400	134,407
SF Holding Co. Ltd., Class A	22,400	165,585
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	87,200	131,316
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,500	142,143
Shenzhen Capchem Technology Co. Ltd., Class A	18,467	121,648
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,700	201,886
Sinopharm Group Co. Ltd., Class H	16,800	38,492
Sunac China Holdings Ltd.(c)	254,000	64,714
Sunwoda Electronic Co. Ltd., Class A	59,200	252,418
TAL Education Group, ADR(a)	7,971	39,217
Tencent Holdings Ltd.	115,900	4,479,397
Tencent Music Entertainment Group, ADR(a)(d)	11,168	47,017
Tingyi Cayman Islands Holding Corp.	38,000	62,555
Tongwei Co. Ltd., Class A	5,800	46,287
Trip.com Group Ltd., ADR(a)(d)	12,377	319,079
Uni-President China Holdings Ltd.	278,000	254,304
Vipshop Holdings Ltd., ADR(a)(d)	15,248	139,672
Want Want China Holdings Ltd.	176,000	143,236
Weibo Corp., ADR(a)	2,092	40,208
WuXi AppTec Co. Ltd., Class A	21,700	300,211
WuXi AppTec Co. Ltd., Class H(b)	33,380	404,371
Wuxi Biologics Cayman, Inc.(a)(b)	65,000	622,187
XPeng, Inc., ADR(a)	6,079	148,510

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
YTO Express Group Co. Ltd., Class A	83,458	$239,094
Yum China Holdings, Inc.	6,839	333,128
Zai Lab Ltd., ADR(a)(d)	1,268	51,392
Zhongsheng Group Holdings Ltd.	14,000	80,149
Zijin Mining Group Co. Ltd., Class A	194,200	257,252
Zijin Mining Group Co. Ltd., Class H	338,000	396,072
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	230,000	119,578
ZTE Corp., Class H	150,200	323,222

		40,788,177

Greece — 0.6%
Hellenic Telecommunications Organization SA	29,986	516,298
OPAP SA	21,317	295,332

		811,630

Hong Kong — 0.7%
Bosideng International Holdings Ltd.	92,000	53,677
China Resources Beer Holdings Co. Ltd.	36,000	248,318
Shougang Fushan Resources Group Ltd.	744,000	264,853
SSY Group Ltd.	502,000	284,890
Sun Art Retail Group Ltd.	216,500	63,828

		915,566

India — 10.7%
ABB India Ltd.	1,269	43,903
Adani Enterprises Ltd.	3,060	99,188
APL Apollo Tubes Ltd.(a)	14,720	177,767
Asian Paints Ltd.	10,788	455,737
Astral Ltd.	2,955	67,685
Avenue Supermarts Ltd.(a)(b)	4,797	258,010
Axis Bank Ltd.	57,943	532,368
Bajaj Finance Ltd.	7,497	686,167
Birlasoft Ltd.	71,502	305,143
Dalmia Bharat Ltd.	9,110	184,590
Devyani International Ltd.(a)	18,227	41,152
Dr Reddy’s Laboratories Ltd.	1,251	64,732
Havells India Ltd.	4,771	75,493
HCL Technologies Ltd.	19,458	234,002
HDFC Bank Ltd.	28,602	522,303
HDFC Bank Ltd., ADR	7,033	441,672
Hindustan Unilever Ltd.	3,597	120,164
ICICI Bank Ltd.	100,174	1,041,885
ICICI Bank Ltd., ADR	29,583	614,735
Infosys Ltd.	76,629	1,503,171
Infosys Ltd., ADR	37,831	737,326
ITC Ltd.	70,908	271,926
Kotak Mahindra Bank Ltd.	30,937	710,496
Maruti Suzuki India Ltd.	1,686	187,617
Mphasis Ltd.	2,989	87,178
NIIT Ltd.	9,187	42,643
Oil & Natural Gas Corp. Ltd.	72,822	123,622
PVR Ltd.(a)	10,299	279,792
Reliance Industries Ltd.	52,627	1,673,766
SRF Ltd.	6,230	191,799
State Bank of India	63,597	426,168
Strides Pharma Science Ltd.	66,206	277,994
Sun Pharmaceutical Industries Ltd.	39,810	474,822
Syngene International Ltd.(b)	15,768	113,437
Tata Consultancy Services Ltd.	32,753	1,370,018

Security	Shares	Value

India (continued)
UltraTech Cement Ltd.	1,553	$128,725
Varun Beverages Ltd.	10,998	122,788

		14,689,984

Indonesia — 3.1%
AKR Corporindo Tbk PT	1,358,300	114,684
Bank Central Asia Tbk PT	3,010,400	1,496,951
Bank Mandiri Persero Tbk PT	479,600	268,460
Bank Rakyat Indonesia Persero Tbk PT	4,189,500	1,236,710
Perusahaan Gas Negara Tbk PT	4,209,900	477,969
Telkom Indonesia Persero Tbk PT	979,800	279,851
Telkom Indonesia Persero Tbk PT, ADR	5,228	148,998
Timah Tbk PT	913,600	90,071
Unilever Indonesia Tbk PT	126,100	38,397
XL Axiata Tbk PT	270,000	43,219

		4,195,310

Kuwait — 0.1%
Kuwait Finance House KSCP	50,811	147,582
National Bank of Kuwait SAKP	11,148	38,931

		186,513

Malaysia — 1.5%
Axiata Group Bhd	230,600	148,709
CIMB Group Holdings Bhd	403,200	472,375
DiGi.Com Bhd	87,400	71,374
IHH Healthcare Bhd	182,500	262,032
Malayan Banking Bhd	88,100	175,470
Malaysia Airports Holdings Bhd(a)	79,700	111,973
Maxis Bhd	133,200	109,942
Petronas Chemicals Group Bhd	4,600	9,189
Public Bank Bhd	204,800	213,669
RHB Bank Bhd	233,900	309,341
Sime Darby Plantation Bhd	170,600	167,175

		2,051,249

Mexico — 1.7%
Alsea SAB de CV(a)	147,733	287,415
America Movil SAB de CV, Series L	180,761	172,022
Coca-Cola Femsa SAB de CV	13,860	83,913
Coca-Cola Femsa SAB de CV, ADR	5,887	354,574
Fomento Economico Mexicano SAB de CV	39,777	247,866
Fomento Economico Mexicano SAB de CV, ADR	3,335	206,703
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,386	86,586
Grupo Bimbo SAB de CV, Series A	66,512	235,046
Grupo Financiero Banorte SAB de CV, Class O	57,671	328,138
Orbia Advance Corp. SAB de CV	41,235	90,943
Wal-Mart de Mexico SAB de CV	59,507	215,545

		2,308,751

Peru — 0.2%
Hochschild Mining PLC	60,787	60,015
Southern Copper Corp.	3,704	184,459

		244,474

Philippines — 0.6%
International Container Terminal Services, Inc.	93,940	330,947
Manila Electric Co.	17,360	107,150
SM Investments Corp.	19,510	274,726
Universal Robina Corp.	40,360	81,277

		794,100

Russia(c) — 0.0%
Alrosa PJSC(a)	1,407,496	225

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
LUKOIL PJSC	23,527	$4
Novatek PJSC, GDR, Registered Shares	2,965	30

		259

Saudi Arabia — 4.5%
ACWA Power Co.	1,036	48,443
Al Hammadi Co. for Development and Investment	26,824	306,245
Al Rajhi Bank	76,395	1,840,747
Arabian Internet & Communications Services Co.	1,699	107,619
Dr Sulaiman Al Habib Medical Services Group Co.	6,879	377,432
Etihad Etisalat Co.	5,093	51,425
Rabigh Refining & Petrochemical Co.(a)	31,194	154,968
Saudi Arabian Mining Co.(a)	33,170	504,381
Saudi Arabian Oil Co.(b)	63,142	674,825
Saudi Basic Industries Corp.	50,837	1,354,467
Saudi National Bank	29,099	546,239
Saudi Telecom Co.	9,193	247,187

		6,213,978

South Africa — 5.5%
Absa Group Ltd.	39,055	400,216
Anglo American Platinum Ltd.	4,219	323,642
AngloGold Ashanti Ltd.	8,332	122,806
AngloGold Ashanti Ltd., ADR	8,498	125,005
Aspen Pharmacare Holdings Ltd.	26,288	230,394
AVI Ltd.	73,961	308,260
Capitec Bank Holdings Ltd.	6,155	739,682
Discovery Ltd.(a)	9,720	75,112
FirstRand Ltd.	222,177	878,882
Foschini Group Ltd.	36,991	270,065
Gold Fields Ltd.	18,236	168,663
Gold Fields Ltd., ADR(d)	17,450	160,540
Impala Platinum Holdings Ltd.	13,196	146,311
Life Healthcare Group Holdings Ltd.	167,306	198,219
MTN Group Ltd.	77,804	652,992
Naspers Ltd., N Shares	2,558	361,411
Netcare Ltd.	130,142	119,281
Sappi Ltd.(a)	35,046	116,059
Sasol Ltd.(a)	10,938	229,772
Sasol Ltd., ADR(a)	13,898	292,414
Shoprite Holdings Ltd.	33,255	449,940
Sibanye Stillwater Ltd.	51,807	127,266
Standard Bank Group Ltd.	64,880	625,064
Truworths International Ltd.	117,105	360,686
Woolworths Holdings Ltd.	32,789	104,580

		7,587,262

South Korea — 9.4%
Celltrion, Inc.	739	108,194
CJ Logistics Corp.(a)	1,340	120,261
Daewoo Engineering & Construction Co. Ltd.(a)	28,244	114,422
Doosan Co. Ltd.	2,528	136,633
Fila Holdings Corp.	2,231	52,318
GS Retail Co. Ltd.	3,379	63,974
Hankook Tire & Technology Co. Ltd.	3,268	87,601
Hanwha Life Insurance Co. Ltd.(a)	22,288	39,610
Hite Jinro Co. Ltd.	6,595	153,744
Hugel, Inc.(a)	3,956	409,651
Hyundai Department Store Co. Ltd.	4,104	210,801
Hyundai Glovis Co. Ltd.	380	53,334
Hyundai Mobis Co. Ltd.	4,756	837,090
Hyundai Motor Co.	641	96,928
KB Financial Group, Inc.	7,315	272,059

Security	Shares	Value

South Korea (continued)
KCC Corp.	197	$44,295
Kolon Industries, Inc.	2,850	120,319
Korea Gas Corp.	18,133	519,821
Korean Air Lines Co. Ltd.(a)	8,982	175,501
LG Chem Ltd.	1,038	483,453
LG H&H Co. Ltd.	86	51,689
LS Corp.	4,181	189,740
NAVER Corp.	805	161,033
NCSoft Corp.	166	47,690
POSCO Holdings, Inc.	4,604	859,833
POSCO Holdings, Inc., ADR	3,137	146,968
Samsung Biologics Co. Ltd.(a)(b)	339	225,797
Samsung Electro-Mechanics Co. Ltd.	1,135	124,985
Samsung Electronics Co. Ltd.	115,502	5,467,304
Samsung Electronics Co. Ltd., GDR, Registered Shares	123	144,243
Samsung SDI Co. Ltd.	1,194	524,822
Shinhan Financial Group Co. Ltd.	10,753	296,129
Shinsegae, Inc.	2,688	453,055
WONIK IPS Co. Ltd.	5,447	132,778

		12,926,075

Taiwan — 14.9%
Accton Technology Corp.	20,000	166,918
ASE Technology Holding Co. Ltd.	155,000	451,676
ASPEED Technology, Inc.	3,300	212,994
Bizlink Holding, Inc.	7,000	75,501
Chailease Holding Co. Ltd.	63,000	448,041
Chroma ATE, Inc.	30,000	173,207
CTBC Financial Holding Co. Ltd.	609,000	467,876
Delta Electronics, Inc.	70,000	608,798
E Ink Holdings, Inc.	17,000	111,002
Evergreen Marine Corp. Taiwan Ltd.	14,000	44,987
FLEXium Interconnect, Inc.	35,000	105,908
Formosa Plastics Corp.	83,000	256,000
Formosa Sumco Technology Corp.	27,000	156,063
Global Unichip Corp.	10,000	170,167
Globalwafers Co. Ltd.	5,000	75,742
Hiwin Technologies Corp.	124,180	897,664
Hon Hai Precision Industry Co. Ltd.	229,000	836,937
King Yuan Electronics Co. Ltd.	240,000	316,603
Kinsus Interconnect Technology Corp.	15,000	68,800
Largan Precision Co. Ltd.	3,000	210,428
Makalot Industrial Co. Ltd.	85,000	402,798
MediaTek, Inc.	48,000	1,105,924
PharmaEssentia Corp.(a)	6,000	114,052
Phison Electronics Corp.	22,000	215,804
Powertech Technology, Inc.	77,000	220,712
Primax Electronics Ltd.	321,000	751,376
Realtek Semiconductor Corp.	38,000	436,990
Sercomm Corp.	124,000	376,761
Simplo Technology Co. Ltd.	10,000	88,386
Taiwan Business Bank	369,000	153,152
Taiwan Fertilizer Co. Ltd.	67,000	143,694
Taiwan Semiconductor Manufacturing Co. Ltd.	479,000	8,214,642
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,762	952,222
Taiwan Union Technology Corp.	142,000	248,252
Uni-President Enterprises Corp.	71,000	167,144
United Microelectronics Corp.	304,000	408,959
United Microelectronics Corp., ADR	17,125	116,793
Vanguard International Semiconductor Corp.	60,000	144,512

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Voltronic Power Technology Corp.	2,000	$98,234
Wistron NeWeb Corp.	70,000	175,733

		20,391,452

Thailand — 1.7%
Bangchak Corp. PCL, NVDR	492,500	399,633
Bangkok Dusit Medical Services PCL, NVDR	355,800	260,211
Home Product Center PCL, NVDR	791,200	286,590
Indorama Ventures PCL, NVDR	103,500	123,887
Kiatnakin Phatra Bank PCL, NVDR	47,700	86,236
Mega Lifesciences PCL, NVDR	104,600	140,153
Precious Shipping PCL, NVDR	79,400	39,200
PTT Exploration & Production PCL, NVDR	160,900	723,414
PTT PCL, NVDR	366,800	349,542

		2,408,866

Turkey — 0.3%
BIM Birlesik Magazalar A/S	21,096	108,444
KOC Holding A/S	52,430	108,372
Migros Ticaret A/S(a)	47,895	150,236

		367,052

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	56,786	141,145
Abu Dhabi Islamic Bank PJSC	28,640	70,976
Aldar Properties PJSC	221,657	296,115
Dubai Islamic Bank PJSC	55,861	89,518
Emaar Properties PJSC	50,986	76,514
Emirates NBD Bank PJSC	49,810	187,465
Emirates Telecommunications Group Co. PJSC	35,472	269,437
First Abu Dhabi Bank PJSC	53,263	281,894

		1,413,064

United States — 0.0%
Legend Biotech Corp., ADR(a)	649	30,659

Total Common Stocks — 89.9% (Cost: $130,481,773)		123,219,917

Preferred Securities

Preferred Stocks — 1.8%

Brazil — 1.8%
Banco Bradesco SA, Preference Shares	132,630	446,791

Security	Shares	Value

Brazil (continued)
Centrais Eletricas Brasileiras SA, Preference B Shares	58,350	$533,756
Cia Energetica de Minas Gerais, Preference Shares	26,972	58,593
Gerdau SA, Preference Shares	22,065	104,310
Petroleo Brasileiro SA, Preference Shares	195,420	1,289,807

		2,433,257

Total Preferred Securities — 1.8% (Cost: $2,306,364)		2,433,257

Total Long-Term Investments — 91.7% (Cost: $132,788,137)		125,653,174

Short-Term Securities

Money Market Funds — 5.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(e)(f)	7,139,910	7,139,910
SL Liquidity Series, LLC, Money Market Series, 2.03%(e)(f)(g)	379,993	379,917

Total Short-Term Securities — 5.5% (Cost: $7,519,827)		7,519,827

Total Investments — 97.2% (Cost: $140,307,964)		133,173,001

Other Assets Less Liabilities — 2.8%		3,877,926

Net Assets — 100.0%		$137,050,927

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Affiliate of the Fund.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,133,591	$6,319	(a)	$—	$—	$—	$7,139,910	7,139,910	$17,092		$—
SL Liquidity Series, LLC, Money Market Series	254,881	125,099	(a)	—	(63)	—	379,917	379,993	2,577	(b)	—

					$(63)	$—	$7,519,827		$19,669		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	146	09/16/22	$7,289	$23,333

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$4,895,496	$—	$—	$4,895,496
China	2,968,457	37,755,006	64,714	40,788,177
Greece	—	811,630	—	811,630
Hong Kong	—	915,566	—	915,566
India	1,793,733	12,896,251	—	14,689,984
Indonesia	148,998	4,046,312	—	4,195,310
Kuwait	—	186,513	—	186,513
Malaysia	—	2,051,249	—	2,051,249
Mexico	2,308,751	—	—	2,308,751
Peru	184,459	60,015	—	244,474
Philippines	—	794,100	—	794,100
Russia	—	—	259	259
Saudi Arabia	—	6,213,978	—	6,213,978
South Africa	1,516,970	6,070,292	—	7,587,262
South Korea	146,968	12,779,107	—	12,926,075
Taiwan	1,069,015	19,322,437	—	20,391,452
Thailand	—	2,408,866	—	2,408,866
Turkey	258,680	108,372	—	367,052

5

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United Arab Emirates	$269,437	$1,143,627	$—	$1,413,064
United States	30,659	—	—	30,659
Preferred Securities
Preferred Stocks	2,433,257	—	—	2,433,257
Short-Term Securities
Money Market Funds	7,139,910	—	—	7,139,910

	$ 25,164,790	$ 107,563,321	$ 64,973	132,793,084

Investments Valued at NAV(a)				379,917

				$133,173,001

Derivative Financial Instruments(b)
Assets
Equity Contracts	$23,333	$—	$—	$23,333

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SRF	State Revolving Fund

S C H E D U L E O F I N V E S T M E N T S	6